Operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Operating Expenses

The nature of the Company’s operating expenses includes the following:

	Years ended December 31,
	2021	2020	2019
	$	$	$
Key management personnel compensation(1)
Salaries and short-term employee benefits	1,646	1,540	1,705
Consultant’s fees	163	167	194
Termination benefits	—	—	503
Post-employment benefits, including defined contribution plan benefits of $33 in 2021, $33 in 2020 and $195 in 2019	70	86	257
Share-based compensation costs	295	160	784
	2,174	1,953	3,443
Other employees compensation:
Salaries and short-term employee benefits	1,160	1,004	1,257
Post-employment benefits, including defined contribution plan benefits of $15 in 2021, $9 in 2020 and $25 in 2019	139	159	78
Share-based compensation costs	16	(99)	9
	1,315	1,064	1,344
Cost of inventory used and services provided	90	2,186	309
Professional fees	2,749	1,969	2,599
Insurance	1,077	861	890
Third-party research and development	5,047	414	322
Consulting fees	553	587	144
Restructuring costs	—	—	507
Travel	130	66	154
Marketing services	222	39	18
Laboratory supplies	114	36	23
Other goods and services	162	72	137
Leasing costs, net of sublease receipts of $nil in 2021, $nil in 2020 and $214 in 2019	112	218	247
Modification of building lease	—	(219)	—
(Reversal) impairment of other asset and inventory	—	(8)	270
Depreciation and amortization of property, equipment and intangibles	25	29	37
Depreciation - right to use assets	120	203	278
Impairment of right of use asset	—	—	22
Operating foreign exchange losses (gains)	41	(112)	30
	10,442	6,341	5,987
	13,931	9,358	10,774

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(1)	Key management includes the Company’s executive management team and directors.